Restructuring (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Restructuring Cost and Reserve [Line Items]
Household Products restructuring	$ 7.6	$ (0.3)	$ (0.4)	$ (1.2)	$ (15.3)	$ (16.9)	$ (30.0)	$ (1.3)	$ 6.8	$ (79.0)	$ 0
Household Products Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Household Products restructuring									6.8	(79.0)
Restructuring Reserve [Roll Forward]
Restructuring reserve		0.9			7.1				0.9	7.1
Household Products Restructuring [Member] | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Household Products restructuring									(13.0)
Household Products Restructuring [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Household Products restructuring									(1.2)	(41.8)
Household Products Restructuring [Member] | Accelerated Depreciation [Member]
Restructuring Cost and Reserve [Line Items]
Household Products restructuring										(16.1)
Household Products Restructuring [Member] | Pension Settlement Cost [Member]
Restructuring Cost and Reserve [Line Items]
Household Products restructuring									(2.0)	(6.1)
Household Products Restructuring [Member] | Other Related Exit Costs [Member]
Restructuring Cost and Reserve [Line Items]
Household Products restructuring									(2.8)	(15.0)
Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Household Products restructuring									$ (6.0)